Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 — INCOME TAXES

Cayman Islands

Lianhe Sowell International Group Ltd is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the current laws of the Cayman Islands. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Lianhe Sowell International Holding Group Limited is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current laws of the British Virgin Islands. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

HKSAR

Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

PRC

The Company’s PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Shenzhen Sowell was approved as an HNTE in December 20, 2021, Shenzhen Sowell is entitled to a reduced income tax rate of 15% beginning January 1, 2022 and is able to enjoy the reduced income tax rate in the next three years. The Company assessed it is probable for Shenzhen Sowell to obtain the renewed HNTE certificate and continue to enjoy the preferential rate of 15%.

Under the EIT law of the PRC, the Company can enjoy a 100%, 100% and 100% additional deduction for eligible Research and development (“R&D”) expenses for the years ended March 31, 2026, 2025 and 2024, respectively.

Income tax consists of the followings:

	March 31, 2026	March 31, 2025	March 31, 2024
Current income taxes	$2,670	$171,683	$297,284
Deferred income taxes	(1,314,494)	(196,288)	(187,662)
(Benefit from) provision for income taxes	$(1,311,824)	$(24,605)	$109,622

The following table provides the reconciliation of the differences between the statutory and effective tax expenses for the years ended March 31, 2026, 2025 and 2024:

	March 31, 2026	March 31, 2025	March 31, 2024
Income before income taxes	$(6,962,203)	$3,157,960	$2,927,447
Cayman Islands statutory income tax rate	0%	0%	0%
Income taxes computed at Cayman Islands statutory income tax rate	—	—	—

PRC statutory income tax rate	25%	25%	25%
Income tax computed at statutory income tax rate	(1,740,551)	789,490	731,862
Tax effect on additional deductible expense	(1,219,173)	(521,082)	(345,014)
Tax effect on non-deductible expense	1,514,504	33,721	20,496
Tax effect on preferential tax rates	133,396	(326,734)	(297,722)
(Benefit from) provision for income taxes	$(1,311,824)	$(24,605)	$109,622

The following table reconciles the statutory rate to the Company’s effective tax rate for the year ended March 31, 2026, 2025 and 2024:

	March 31, 2026	March 31, 2025	March 31, 2024
Cayman Islands statutory income tax rate	0%	0%	0%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Tax effect on additional deductible expense	17.5%	(16.6)%	(11.8)%
Tax effect on non-deductible expense	(21.8)%	1.1%	0.7%
Tax effect on preferential tax rates	(1.9)%	(10.3)%	(10.2)%
Effective income tax rate	18.8%	(0.8)%	3.7%

The significant components of deferred tax assets are as follows:

	March 31, 2026	March 31, 2025
Allowance for expected credit loss	$684,837	$465,083
Net operating loss carry forwards	1,156,253	—
ROU/lease liability	6,196	—
Impairment for inventories	15,973	19,621
Valuation allowance	—	—
Deferred tax assets	$1,863,259	$484,704

Management evaluates deferred tax assets on a quarterly basis to determine whether it is more likely than not that such assets will be realized. Based on management’s assessment of available positive and negative evidence, including expected future taxable income, management concluded that no valuation allowance was required for the deferred tax assets as of March 31, 2026.

The movement of deferred tax assets is as follows:

	March 31, 2026	March 31, 2025	March 31, 2024
Balance at beginning of the year	$484,704	$290,967	$110,064
Charged to income – operating loss	1,123,056	—	—
Credited to income – allowance for expected credit loss	189,955	196,288	167,795
Credited to income/(loss) – ROU/lease liability	6,018	—	—
Credited to (loss)/income – impairment for inventories	(4,535)	—	19,867
Exchange adjustment	64,061	(2,551)	(6,759)
Ending balance	$1,863,259	$484,704	$290,967